SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Foreign currency risk
Cash and cash equivalents	¥ 603,523	$ 85,004	¥ 673,669	¥ 661,390
Foreign currency risk, Renminbi ("RMB")
Foreign currency risk
Cash and cash equivalents	¥ 564,317		¥ 645,060